Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and recent accounting pronouncements

2.            Significant Accounting Policies and recent accounting pronouncements

The accounting policies adopted are consistent with those of the previous financial year except for the following amended IFRS which have been adopted by the Company as of January 1, 2020:

  Conceptual Framework in IFRS standards

The IASB issued the revised Conceptual Framework for Financial Reporting on March 29, 2018. The Conceptual Framework sets out a comprehensive set of concepts for financial reporting, standard setting, guidance for preparers in developing consistent accounting policies and assistance to others in their efforts to understand and interpret the standards. IASB also issued a separate accompanying document, Amendments to References to the Conceptual Framework in IFRS Standards, which sets out the amendments to affected standards in order to update references to the revised Conceptual Framework. Its objective is to support transition to the revised Conceptual Framework for companies that develop accounting policies using the Conceptual Framework when no IFRS Standard applies to a particular transaction. For preparers who develop accounting policies based on the Conceptual Framework, it is effective for annual periods beginning on or after January 1, 2020. This revision of Conceptual Framework did not have a material impact on the Company’s financial position or performance.

  IFRS 3: Business Combinations (Amendments)

The IASB issued amendments in Definition of a Business (Amendments to IFRS 3) aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The Amendments are effective for business combinations for which the acquisition date is in the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period, with earlier application permitted. These amendments did not have an impact on the Company’s financial position or performance.

  IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of ‘material’ (Amendments)

The Amendments clarify the definition of material and how it should be applied. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity’. In addition, the explanations accompanying the definition have been improved. The Amendments also ensure that the definition of material is consistent across all IFRS Standards. These amendments did not have an impact on the Company’s financial position or performance.

  Interest Rate Benchmark Reform - IFRS 9, IAS 39 and IFRS 7 (Amendments)

In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7, which concludes phase one of its work to respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting. Phase two will focus on issues that could affect financial reporting when an existing interest rate benchmark is replaced with a risk-free interest rate (an RFR). The amendments published, deal with issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative interest rate and address the implications for specific hedge accounting requirements in IFRS 9 Financial Instruments and IAS 39 Financial Instruments: Recognition and Measurement, which require forward-looking analysis. The amendments provided temporary reliefs, applicable to all hedging relationships that are directly affected by the interest rate benchmark reform, which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate. There are also amendments to IFRS 7 Financial Instruments: Disclosures regarding additional disclosures around uncertainty arising from the interest rate benchmark reform. These amendments had no impact on the Company’s financial position or performance.

Standards issued but not yet effective and not early adopted:

  Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture.  The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting. The application of this amendment will have no impact on the financial position or the performance of the Company since the Company is not an investment entity.

  IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Amendments)

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 with earlier application permitted. The IASB has issued an exposure draft to defer the effective date to 1 January 2023. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current. The amendments affect the presentation of liabilities in the statement of financial position and do not change existing requirements around measurement or timing of recognition of any asset, liability, income or expenses, nor the information that entities disclose about those items. Also, the amendments clarify the classification requirements for debt which may be settled by the company issuing own equity instruments.

  IFRS 16 Leases-Cοvid 19 Related Rent Concessions (Amendment)

The amendment applies, retrospectively, to annual reporting periods beginning on or after 1 June 2020. Earlier             application is permitted, including in financial statements not yet authorized for issue at 28 May 2020. IASB amended the standard to provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the covid-19 pandemic. The amendment provides a practical expedient for the lessee to account for any change in lease payments resulting from the covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change was not a lease modification, only if all of the following conditions are met:

  The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.
  Any reduction in lease payments affects only payments originally due on or before 30 June 2021.
  There is no substantive change to other terms and conditions of the lease.

  IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual Improvements (Amendments)

The amendments are effective for annual periods beginning on or after 1 January 2022 with earlier application permitted. The IASB has issued narrow-scope amendments to the IFRS Standards as follows:

  IFRS 3 Business Combinations (Amendments) update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.
  IAS 16 Property, Plant and Equipment (Amendments) prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss.
  IAS 37 Provisions, Contingent Liabilities and Contingent Assets (Amendments) specify which costs a company includes in determining the cost of fulfilling a contract for the purpose of assessing whether a contract is onerous.